Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value, per share	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	130,097,000	110,000,000
Ordinary shares, shares outstanding	130,097,000	110,000,000